EQUITY METHOD INVESTMENTS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2013 USD ($)
Investments In Affiliates Subsidiaries Associates And Joint Ventures Details [Abstract]
Equity method investments	€ 152	€ 188	€ 59	$ 211
Revenue	137	176	77
Gross profit	79	74	30
Net earnings	2	29	7
Group's equity in net earnings	(1)	15	9
Dividends received by the Group	30	2	3
Current assets	516	222
Non-current assets	238	301
Current liabilities	429	101
Non-current liabilities	192	250
Net assets	133	171
Group's equity in net assets	€ 57	€ 79